PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Prepaid expenses
	June 30, 2018		December 31, 2017
	$		$

Market Registration Fees		8,682		7,685
Deposit with ANX		13,187		70,029
Prepaid Consulting Fees		45,572		26,025
Prepaid Management Fees (Note 13(a)(i))		71,234		55,573

		138,675		159,312